Income Taxes (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Expected income tax expense		$ 5,158	$ 10,101	$ 5,587
Tax on undistributed earnings		(1,181)	3,111	3,011
Tax-exempt income		(548)	(3,922)	(1,759)
Tax benefit resulting from setting aside legal reserve from prior year’s income		(686)	(541)	(839)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit		0	0	(2,157)
Increase in investment tax credits		(3,919)	(4,970)	(4,242)
Increase in deferred tax asset valuation allowance		5,822	6,802	6,640
Capital gain Tax		2,304	0	0
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income		(298)	(294)	915
Tax effect resulting from foreign currency matters	[1]	0	(1,598)	3,583
Foreign tax rate differential		(2,565)	1,339	(454)
Variance from audits, amendments and examinations of prior years’ income tax filings		462	69	793
Others		(29)	574	327
Actual income tax expense		$ 4,520	$ 10,671	$ 11,405

[1]	The subsidiaries located in the R.O.C. changed their functional currency of the tax basis of assets and liabilities from NT dollar to U.S. dollar. Accordingly these subsidiaries are now having a U.S. dollar dominated tax basis and U.S. GAAP functional currency.